SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Marketable Securities (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2013
Summary Of Significant Accounting Policies - Marketable Securities Details Narrative
Corporate Bond	$ 500,000
Coupon rate on corporate bond (in percent)	5.00%